Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000237818 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000237818 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000237818 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000237818 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000237818 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000237818 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000237818 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000237818 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237818 [Member] | Consumer Staple Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000237818 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237818 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237818 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237818 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000237818 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000237818 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000237818 [Member] | Preferreds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000237818 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237818 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000237818 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000237818 [Member] | Other Asset in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000237820 [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.40%
C000237820 [Member] | Other each less than 1 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000237820 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	70.60%
C000237820 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237820 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237820 [Member] | CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237820 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237820 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237822 [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.70%
C000237822 [Member] | Other each less than 1 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000237822 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237822 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000237822 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000237822 [Member] | CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237822 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000237822 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237822 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000237822 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237822 [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000237822 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237822 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237822 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237822 [Member] | NEBRASKA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237822 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000237822 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237822 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237822 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237822 [Member] | UTAH
Holdings [Line Items]
Percent of Net Asset Value	1.50%